UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08797 and 811-09049

Name of Fund:    BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 04/30/2014

Item 1 – Report to Stockholders

APRIL 30, 2014

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock International Fund	of BlackRock Series, Inc.

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014

Shareholder Letter

Dear Shareholder,

Markets have remained highly attuned to potential changes in U.S. monetary policy over the past year. This was markedly evident one year ago in May of 2013 when then-Federal Reserve Chairman Bernanke first mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. U.S. Treasury yields rose sharply following his comments, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Global equities also suffered as investors feared the implications of a potential end to a program that had greatly supported stocks. Emerging markets, which are more sensitive to changes in global liquidity, were especially hurt by the prospect of ebbing cash flows from the United States. Markets broadly rebounded in late June, however, when the Fed’s tone turned more dovish. At the same time, improving economic indicators and better corporate earnings helped extend gains through most of the summer.

Although the tone of economic and financial news was mixed last autumn, it was a surprisingly positive period for most asset classes. Early on, the Fed defied market expectations with its decision to delay tapering, but higher volatility returned in late September 2013 when the U.S. Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October. Equities and other so-called “risk assets” managed to resume their rally when politicians finally engineered a compromise to reopen the government and extend the debt ceiling.

The remainder of 2013 was a generally positive period for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the Fed ultimately announced its tapering plans in mid-December, markets reacted positively, as this action signaled the Fed’s perception of real improvement in the economy, and investors were finally released from the anxiety that had gripped them for quite some time.

The start of the new year brought a stark change in sentiment. Heightened volatility in emerging markets — driven by reduced global liquidity, severe currency weakness, high levels of debt and uneven growth — combined with mixed U.S. economic data caused global equities to weaken in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were encouraged by a one-year extension of the U.S. debt ceiling and market-friendly comments from new Fed Chair Janet Yellen. While U.S. economic data had softened, investors were assuaged by increasing evidence that this was a temporary trend resulting from harsher-than-usual winter weather.

In the final months of the period, signs of decelerating growth in China and geopolitical tensions in Russia and Ukraine made for a bumpy ride, but markets continued their climb as investors focused on improving U.S. economic data, stronger corporate earnings and a still-dovish central bank. Within developed markets, investors shifted from growth to value stocks as the strong performance of growth stocks in 2013 had pushed valuations higher in many of these sectors. Emerging markets also benefited from this broad rotation into cheaper valuations and were further supported by an improving growth outlook for a number of developing countries.

Even though investors were gearing up for a modest shift toward tighter monetary policy from the Fed, equity markets in the developed world posted solid gains for the six- and 12-month periods ended April 30. Emerging markets, however, experienced increased volatility amid heightened risks for the asset class. Interest rate uncertainty posed a headwind for fixed income assets, and higher-quality sectors of the market performed poorly over the reporting period. Conversely, high yield bonds benefited from income-oriented investors’ search for yield in the overall low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

In a modest global growth environment, expectations around monetary policy changes continued to be a key theme in financial market performance.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2014
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.36%	20.44%
U.S. small cap equities (Russell 2000® Index)	3.08	20.50
International equities (MSCI Europe, Australasia, Far East Index)	4.44	13.35
Emerging market equities (MSCI Emerging Markets Index)	(2.98)	(1.84)
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.03	0.06
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.88	(5.25)
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	1.74	(0.26)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.24	0.46
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.72	6.28

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of April 30, 2014	BlackRock International Fund

Investment Objective

BlackRock International Fund’s (the “Fund”) investment objective is to seek long-term capital growth through its investment primarily in a diversified portfolio of equity securities of companies located outside the United States.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended April 30, 2014, through its investment in BlackRock Master International Portfolio (the “Portfolio”), the Fund underperformed its benchmark, the MSCI All Country World Index ex-U.S.

What factors influenced performance?

•

Relative to the benchmark index, the Portfolio’s underweight in financials and overweight in information technology (“IT”) were the largest detractors from performance. In financials, a position in Sberbank hurt results, while in IT, exposure to Yandex NV had a negative impact on returns.

•

Conversely, the Portfolio’s overweights to the health care and consumer staples sectors had a positive impact on performance for the period. In health care, AstraZeneca PLC boosted returns, while in consumer staples, Imperial Tobacco Group PLC was the most notable contributor.

Describe recent portfolio activity.

•

During the six-month period, the Portfolio exited a number of positions in order to manage overall risk, including CNOOC Group, Samsung Electronics Co. Ltd., Natura Cosmeticos SA and Standard Chartered

PLC. The Portfolio also sold stocks based on valuations or reduced performance expectations, including French telecommunications company Orange SA, Lukoil OAO, Vodafone Group PLC, Inditex SA, Dongfeng Motor Group Co. Ltd., China Construction Bank Corp., Yandex NV and MercadoLibre, Inc.

•

The Portfolio initiated positions in Erste Group Bank AG, Tata Motors Ltd., ArcelorMittal SA, Schneider Electric SA, Danske Bank, Teva Pharmaceutical Industries Ltd., Royal Dutch Shell PLC, Brasil Foods SA, POSCO, BG Group PLC, Rio Tinto Group and SABMiller PLC.

•

The Portfolio purchased Genmab A/S given positive prospects for two of the company’s key projects. Although the company remains somewhat compelling, the Portfolio sold the position during the period and continued to monitor the stock price for a more appealing entry point.

Describe portfolio positioning at period end.

•

As of period end, the Portfolio’s largest industry exposures were pharmaceuticals, banks, media and tobacco industries. The Portfolio was invested in companies that fund management expects to generate recurring cash flows and tend to have the pricing power necessary to sustainably grow earnings over the medium and long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests all of its assets in the Portfolio. The Portfolio invests primarily in stocks of companies located outside the United States.

[3]

This index that captures large and mid cap representation across 22 of 23 developed markets countries (excluding the U.S.) and 21 emerging markets countries. With 1,822 constituents, the index covers approximately 85% of the global equity opportunity set outside the U.S.

Performance Summary for the Period Ended April 30, 2014
		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	0.25%	11.86%	N/A	14.26%	N/A	6.50%	N/A
Investor A	0.04	11.43	5.58%	13.85	12.63%	6.17	5.59%
Investor B	(0.43)	10.25	5.75	12.64	12.39	5.31	5.31
Investor C	(0.42)	10.35	9.35	12.84	12.84	5.30	5.30
Class R	(0.10)	11.06	N/A	13.57	N/A	5.91	N/A
MSCI All Country World Index ex-U.S	2.91	9.76	N/A	12.90	N/A	7.61	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[6]
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period[5]	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,002.50	$4.97	$1,000.00	$1,019.84	$5.01	1.00%
Investor A	$1,000.00	$1,000.40	$6.84	$1,000.00	$1,017.95	$6.90	1.38%
Investor B	$1,000.00	$995.70	$12.07	$1,000.00	$1,012.69	$12.18	2.44%
Investor C	$1,000.00	$995.80	$11.73	$1,000.00	$1,013.04	$11.83	2.37%
Class R	$1,000.00	$999.00	$8.43	$1,000.00	$1,016.36	$8.50	1.70%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the net expenses of both the Fund and the Portfolio in which it invests.

[6]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.

•

Investor B Shares are subject to a maximum CDSC of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. These shares are only available through exchanges and dividend reinvestments by existing shareholders and for purchase by certain employer-sponsored retirement plans.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Class R Shares are not subject to any sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Prior to August 15, 2011, Class R Shares’ performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to waive or reimburse or to continue waiving and/or reimbursing its fees after the applicable termination date. See Note 3 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on November 1, 2013 and held through April 30, 2014) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014

Derivative Financial Instruments

The Portfolio may invest in various derivative financial instruments, including forward foreign currency exchange contracts, as specified in Note 4 of the Portfolio’s Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or foreign currency exchange rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Portfolio’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Portfolio to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Portfolio can realize on an investment, may result in lower dividends paid to shareholders and/or may cause the Portfolio to hold an investment that it might otherwise sell. The Portfolio’s investments in these instruments are discussed in detail in the Portfolio’s Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014	7

Statement of Assets and Liabilities	BlackRock International Fund

April 30, 2014 (Unaudited)

Assets
Investment at value — Portfolio (cost — $708,243,830)	$806,008,475
Withdrawals receivable from the Portfolio	1,055,478
Capital shares sold receivable	778,285
Receivable from Administrator	67,889
Prepaid expenses	42,197

Total assets	807,952,324

Liabilities
Capital shares redeemed payable	1,833,762
Service and distribution fees payable	197,972
Administration fees payable	108,364
Transfer agent fees payable	438,272
Other affiliates payable	30,040
Officer’s fees payable	292
Other accrued expenses payable	104,928

Total liabilities	2,713,630

Net Assets	$805,238,694

Net Assets Consist of
Paid-in capital	$944,800,842
Undistributed net investment income	2,059,555
Accumulated net realized loss allocated from the Portfolio	(239,386,348)
Net unrealized appreciation/depreciation allocated from the Portfolio	97,764,645

Net Assets	$805,238,694

Net Asset Value
Institutional — Based on net assets of $332,859,296 and 21,814,671 shares outstanding, 100 million shares authorized, $0.0001 par value	$15.26

Investor A — Based on net assets of $285,668,715 and 19,124,265 shares outstanding, 100 million shares authorized, $0.0001 par value	$14.94

Investor B — Based on net assets of $3,131,624 and 225,860 shares outstanding, 100 million shares authorized, $0.0001 par value	$13.87

Investor C — Based on net assets of $154,674,537 and 11,059,164 shares outstanding, 100 million shares authorized, $0.0001 par value	$13.99

Class R — Based on net assets of $28,904,522 and 1,937,624 shares outstanding, 100 million shares authorized, $0.0001 par value	$14.92

See Notes to Financial Statements.

8	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014

Statement of Operations	BlackRock International Fund

Six Months Ended April 30, 2014 (Unaudited)

Investment Income
Net investment income allocated from the Portfolio:
Dividends — unaffiliated	$10,104,512
Securities lending — affiliated — net	45,022
Other income — affiliated	26,220
Dividends — affiliated	3,347
Foreign taxes withheld	(763,144)
Expenses	(3,319,381)
Fees waived	6,833

Total income	6,103,409

Fund Expenses
Administration	1,044,104
Service — Investor A	345,486
Service and distribution — Investor B	19,962
Service and distribution — Investor C	763,666
Service and distribution — Class R	70,738
Transfer agent — Institutional	258,526
Transfer agent — Investor A	331,816
Transfer agent — Investor B	16,165
Transfer agent — Investor C	281,583
Transfer agent — Class R	36,646
Registration	49,379
Professional	28,676
Printing.	14,421
Officer and Directors	22
Miscellaneous	8,031

Total expenses	3,269,221
Less fees waived by Administrator	(280,308)
Less transfer agent fees waived and/or reimbursed by Administrator — Institutional	(258,518)
Less transfer agent fees waived and/or reimbursed by Administrator — Investor A	(151,819)
Less transfer agent fees waived and/or reimbursed by Administrator — Investor B	(7,406)
Less transfer agent fees waived and/or reimbursed by Administrator — Class R	(8,381)

Total expenses after fees waived and/or reimbursed	2,562,789

Net investment income	3,540,620

Realized and Unrealized Gain (Loss) Allocated from the Portfolio
Net realized gain from investments and foreign currency transactions	37,275,604
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(40,470,810)

Total realized and unrealized loss	(3,195,206)

Net Increase in Net Assets Resulting from Operations	$345,414

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014	9

Statements of Changes in Net Assets	BlackRock International Fund

Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Operations
Net investment income	$3,540,620	$11,216,430
Net realized gain	37,275,604	84,765,646
Net change in unrealized appreciation/depreciation	(40,470,810)	95,043,757

Net increase in net assets resulting from operations	345,414	191,025,833

Dividends to Shareholders From
Net investment income:
Institutional	(7,126,586)	(4,287,484)[1]
Investor A	(4,254,807)	(2,314,303)[1]
Investor C	(1,087,003)	(18,673)[1]
Class R	(341,463)	(159,745)[1]

Decrease in net assets resulting from dividends to shareholders	(12,809,859)	(6,780,205)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(84,729,523)	9,282,637

Net Assets
Total increase (decrease) in net assets	(97,193,968)	193,528,265
Beginning of period	902,432,662	708,904,397

End of period	$805,238,694	$902,432,662

Undistributed net investment income, end of period	$2,059,555	$11,328,794

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

10	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014

Financial Highlights	BlackRock International Fund

	Institutional
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.51	$12.30	$12.18	$12.86	$10.91	$8.20

Net investment income (loss)[1]	0.09	0.25	0.16	0.02	(0.01)	0.09
Net realized and unrealized gain (loss)	(0.06)	3.13	0.03	(0.70)[2]	1.96 [2]	2.62 [2]

Net increase (decrease) from investment operations	0.03	3.38	0.19	(0.68)	1.95	2.71

Dividends from net investment income	(0.28)	(0.17)[3]	(0.07)[3]	—	—	—

Net asset value, end of period	$15.26	$15.51	$12.30	$12.18	$12.86	$10.91

Total Investment Return[4]
Based on net asset value	0.25%[5]	27.77%[6]	1.63%	(5.29)%	17.87%	33.05%

Ratios to Average Net Assets[7]
Total expenses	1.21%[8,9]	1.22%[8]	1.31%[8]	1.30%[8]	1.77%	2.03%

Total expenses after fees waived and/or reimbursed	1.00%[8,9]	1.00%[8]	1.00%[8]	1.06%[8]	1.77%	2.03%

Net investment income (loss)	1.23%[8,9]	1.81%[8]	1.29%[8]	0.19%[8]	(0.13)%	0.99%

Supplemental Data
Net assets, end of period (000)	$332,859	$431,563	$313,764	$416,002	$2,645	$5,133

Portfolio turnover of the Portfolio	59%	128%	117%	156%	154%	178%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]

Includes a payment from an affiliate to compensate for foregone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 27.68%.

[7]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[8]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014	11

Financial Highlights (continued)	BlackRock International Fund

	Investor A
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.17	$12.03	$11.94	$12.66	$10.76	$8.12

Net investment income (loss)[1]	0.07	0.20	0.11	0.00 [2]	(0.06)	0.05
Net realized and unrealized gain (loss)	(0.07)	3.07	0.03	(0.72)[3]	1.96 [3]	2.59 [3]

Net increase (decrease) from investment operations	(0.00)[4]	3.27	0.14	(0.72)	1.90	2.64

Dividends from net investment income	(0.23)	(0.13)[5]	(0.05)[5]	—	—	—

Net asset value, end of period	$14.94	$15.17	$12.03	$11.94	$12.66	$10.76

Total Investment Return[6]
Based on net asset value	0.04%[7]	27.37%[8]	1.21%	(5.69)%	17.66%	32.51%

Ratios to Average Net Assets[9]
Total expenses	1.56%[10,11]	1.56%[10]	1.64%[10]	1.80%[10]	2.08%	2.40%

Total expenses after fees waived and/or reimbursed	1.38%[10,11]	1.38%[10]	1.38%[10]	1.67%[10]	1.67%	2.40%

Net investment income (loss)	0.90%[10,11]	1.53%[10]	0.96%[10]	0.01%[10]	(0.51)%	0.54%

Supplemental Data
Net assets, end of period (000)	$285,669	$280,123	$221,365	$208,885	$37,035	$28,949

Portfolio turnover of the Portfolio	59%	128%	117%	156%	154%	178%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005 per share.

[3]	Includes redemption fees, which are less than $0.005 per share.

[4]	Amount is greater than $(0.005) per share.

[5]	Determined in accordance with federal income tax regulations.

[6]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[7]	Aggregate total investment return.

[8]

Includes a payment from an affiliate to compensate for foregone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 27.29%.

[9]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[10]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[11]	Annualized.

See Notes to Financial Statements.

12	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014

Financial Highlights (continued)	BlackRock International Fund

	Investor B
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.93	$11.05	$11.04	$11.84	$10.18	$7.77

Net investment income (loss)[1]	(0.02)	0.05	(0.02)	(0.12)	(0.17)	(0.04)
Net realized and unrealized gain (loss)	(0.04)	2.83	0.03	(0.68)[2]	1.83 [2]	2.45 [2]

Net increase (decrease) from investment operations	(0.06)	2.88	0.01	(0.80)	1.66	2.41

Net asset value, end of period	$13.87	$13.93	$11.05	$11.04	$11.84	$10.18

Total Investment Return[3]
Based on net asset value	(0.43)%[4]	26.06%[5]	0.09%	(6.76)%	16.31%	31.02%

Ratios to Average Net Assets[6]
Total expenses	2.88%[7,8]	3.04%[7]	2.93%[7]	3.08%[7]	3.21%	3.61%

Total expenses after fees waived and/or reimbursed	2.44%[7,8]	2.42%[7]	2.44%[7]	2.99%[7]	3.21%	3.61%

Net investment income (loss)	(0.22)%[7,8]	0.40%[7]	(0.16)%[7]	(1.01)%[7]	(1.65)%	(0.54)%

Supplemental Data
Net assets, end of period (000)	$3,132	$4,837	$11,609	$22,320	$11,898	$20,342

Portfolio turnover of the Portfolio	59%	128%	117%	156%	154%	178%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes a payment from an affiliate to compensate for foregone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 25.97%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014	13

Financial Highlights (continued)	BlackRock International Fund

	Investor C
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$14.15	$11.23	$11.23	$12.00	$10.28	$7.81

Net investment income (loss)[1]	(0.01)	0.06	(0.01)	(0.11)	(0.13)	(0.01)
Net realized and unrealized gain (loss)	(0.05)	2.86	0.03	(0.66)[2]	1.85 [2]	2.48 [2]

Net increase (decrease) from investment operations	(0.06)	2.92	0.02	(0.77)	1.72	2.47

Dividends from net investment income	(0.10)	(0.00)[3,4]	(0.02)[3]	—	—	—

Net asset value, end of period	$13.99	$14.15	$11.23	$11.23	$12.00	$10.28

Total Investment Return[5]
Based on net asset value	(0.42)%[6]	26.02%[7]	0.23%	(6.42)%	16.73%	31.63%

Ratios to Average Net Assets[8]
Total expenses	2.44%[9,10]	2.49%[9]	2.66%[9]	2.58%[9]	2.80%	3.09%

Total expenses after fees waived and/or reimbursed	2.37%[9,10]	2.39%[9]	2.41%[9]	2.53%[9]	2.80%	3.09%

Net investment income (loss)	(0.09)%[9,10]	0.51%[9]	(0.09)%[9]	(0.99)%[9]	(1.23)%	(0.07)%

Supplemental Data
Net assets, end of period (000)	$154,675	$156,198	$135,280	$151,594	$13,636	$12,470

Portfolio turnover of the Portfolio	59%	128%	117%	156%	154%	178%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]

Includes a payment from an affiliate to compensate for foregone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 25.93%.

[8]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[9]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[10]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014

Financial Highlights (concluded)	BlackRock International Fund

	Class R
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,		Period August 15, 2011[1] to October 31, 2011
		2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$15.12	$11.98	$11.93	$12.11

Net investment income (loss)[2]	0.04	0.16	0.07	(0.01)
Net realized and unrealized gain (loss)	(0.06)	3.05	0.03	(0.17)

Net increase (decrease) from investment operations	(0.02)	3.21	0.10	(0.18)

Dividends from net investment income	(0.18)	(0.07)[3]	(0.05)[3]	—

Net asset value, end of period	$14.92	$15.12	$11.98	$11.93

Total Investment Return[4]
Based on net asset value	(0.10)%[5]	26.95%[6]	0.90%	(1.49)%[5]

Ratios to Average Net Assets[7]
Total expenses	1.83%[8,9]	1.85%[8]	1.92%[8]	1.91%[8,9]

Total expenses after fees waived and/or reimbursed	1.70%[8,9]	1.70%[8]	1.70%[8]	1.71%[8,9]

Net investment income (loss)	0.58%[8,9]	1.22%[8]	0.59%[8]	(0.57)%[8,9]

Supplemental Data
Net assets, end of period (000)	$28,905	$29,711	$26,887	$32,968

Portfolio turnover of the Portfolio	59%	128%	117%	156%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]

Includes a payment from an affiliate to compensate for foregone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 26.87%.

[7]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[8]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014	15

Notes to Financial Statements (Unaudited)	BlackRock International Fund

1. Organization:

BlackRock International Fund (the “Fund”), a series of BlackRock Series, Inc. (the “Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in BlackRock Master International Portfolio (the “Portfolio”), a series of BlackRock Master LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The percentage of the Portfolio owned by the Fund at April 30, 2014 was 100%. As such, the financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, but may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Investor B and Investor C Shares may be subject to a CDSC. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges and dividend reinvestments by existing shareholders and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

2. Significant Accounting Policies:

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

Valuation: U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Portfolio are accounted on a trade date basis. The Fund records daily its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended October 31, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Corporation, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment

16	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014

Notes to Financial Statements (continued)	BlackRock International Fund

advice and related portfolio activities). For such services, the Corporation, on behalf of the Fund, pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended April 30, 2014, the Fund paid $94,211 to affiliates in return for these services, which is included in transfer agent — Institutional in the Statement of Operations.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended April 30, 2014, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$2,232
Investor A	$1,869
Investor B	$182
Class R	$158

The Administrator contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2015 unless approved by the Board of Directors of the Corporation (the “Board”), including a majority of the Independent Directors.

The expense limitations as a percentage of average daily net assets are as follows:

Institutional	1.00%
Investor A	1.38%
Investor B	2.44%
Investor C	2.42%
Class R	1.70%

For the six months ended April 30, 2014, the Administrator waived administration fees, which is shown as fees waived by Administrator, and transfer agent fees, which is included in transfer agent fees waived and/or reimbursed by Administrator — class specific in the Statement of Operations.

For the six months ended April 30, 2014, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $30,564.

For the six months ended April 30, 2014, affiliates received CDSCs as follows:

Investor A	$492
Investor B	$167
Investor C	$8,210

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in officer and directors in the Statement of Operations.

4. Income Tax Information:

As of October 31, 2013, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires October 31,
2015	$77,743,317
2016	138,870,260
2017	15,346,411
2019	42,091,334

Total	$274,051,322

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014	17

Notes to Financial Statements (concluded)	BlackRock International Fund

5. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2014		Year Ended October 31, 2013
	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,432,597	$36,841,268	12,621,182	$173,554,365
Shares issued in reinvestment of dividends	400,699	5,930,327	320,031	4,115,599
Shares redeemed	(8,840,952)	(135,300,033)	(10,636,487)	(144,798,124)

Net increase (decrease)	(6,007,656)	$(92,528,438)	2,304,726	$32,871,840

Investor A
Shares sold and automatic conversion of shares	2,375,257	$35,155,658	5,035,589	$67,689,983
Shares issued in reinvestment of dividends	269,393	3,908,828	167,164	2,109,631
Shares redeemed	(1,987,690)	(29,460,079)	(5,133,260)	(68,899,457)

Net increase	656,960	$9,604,407	69,493	$900,157

Investor B
Shares sold	20,451	$282,419	92,193	$1,104,938
Shares redeemed and automatic conversion of shares	(141,737)	(1,941,550)	(795,279)	(9,658,638)

Net decrease	(121,286)	$(1,659,131)	(703,086)	$(8,553,700)

Investor C
Shares sold	1,370,255	$19,011,991	2,417,188	$30,377,070
Shares issued in reinvestment of dividends	71,492	974,421	1,403	16,669
Shares redeemed	(1,420,366)	(19,701,584)	(3,429,388)	(42,789,085)

Net increase (decrease)	21,381	$284,828	(1,010,797)	$(12,395,346)

Class R
Shares sold	306,106	$4,514,194	701,407	$9,486,308
Shares issued in reinvestment of dividends	23,532	341,463	12,668	159,745
Shares redeemed	(357,020)	(5,286,846)	(993,057)	(13,186,367)

Net decrease	(27,382)	$(431,189)	(278,982)	$(3,540,314)

Total Net Increase (Decrease)	(5,477,983)	$(84,729,523)	381,354	$9,282,637

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014

Portfolio Information	BlackRock Master International Portfolio

As of April 30, 2014

Ten Largest Holdings	Percent of Long-Term Investments
Roche Holding AG.	5%
AstraZeneca PLC	5
Imperial Tobacco Group PLC	4
Royal Dutch Shell PLC, A Shares	4
Anheuser-Busch InBev NV	4
Credit Suisse Group AG, Registered Shares	3
Grupo Televisa SAB - ADR	3
Japan Tobacco, Inc	3
HSBC Holdings PLC	3
Mitsubishi UFJ Financial Group, Inc	3

Geographic Allocation	Percent of Long-Term Investments
United Kingdom	24%
Japan	15
Switzerland	14
France	8
Denmark	4
Netherlands	4
Belgium	4
Mexico	3
Canada	3
Ireland	2
India.	2
Russia	2
Austria	2
Taiwan	2
Luxembourg	2
Israel	2
Italy	2
Other[1]	5

[1]	Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Schedule of Investments for such countries.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014	19

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Master International Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Austria — 1.6%
Erste Group Bank AG	393,201	$13,221,116
Belgium — 3.4%
Anheuser-Busch InBev NV	251,516	27,414,159
Brazil — 1.2%
BRF SA	447,200	10,108,254
Canada — 2.5%
Rogers Communications, Inc., Class B	501,053	19,899,491
Denmark — 4.0%
Danske Bank A/S	400,946	11,344,063
Novo Nordisk A/S, Class B	456,947	20,739,005

		32,083,068
Finland — 1.3%
Nokia OYJ (a)	1,357,654	10,165,525
France — 7.6%
BNP Paribas SA	251,140	18,871,761
Schneider Electric SA	223,362	20,967,182
Société Generale SA	339,060	21,115,687

		60,954,630
Hong Kong — 1.1%
Sands China Ltd.	1,252,800	9,197,762
India — 1.9%
Tata Motors Ltd.	2,233,638	15,450,657
Ireland — 2.1%
Shire PLC	295,698	16,911,468
Israel — 1.6%
Teva Pharmaceutical Industries Ltd. — ADR	262,253	12,813,682
Italy — 1.5%
Enel SpA	2,144,814	12,148,065
Japan — 14.7%
Japan Tobacco, Inc.	738,700	24,280,017
Makita Corp.	412,000	21,913,624
Mitsubishi Electric Corp.	1,304,000	14,848,430
Mitsubishi UFJ Financial Group, Inc.	4,307,100	22,911,608
Tokio Marine Holdings, Inc.	648,400	19,105,714
Yamaha Motor Co. Ltd.	1,004,300	15,503,181

		118,562,574
Luxembourg — 1.6%
ArcelorMittal	789,197	12,833,304
Mexico — 3.1%
Grupo Televisa SAB — ADR	770,382	25,276,233
Netherlands — 3.9%
Royal Dutch Shell PLC, A Shares	791,046	31,273,225
Russia — 1.7%
Sberbank (a)	6,552,393	13,371,325

Common Stocks	Shares	Value
South Korea — 1.5%
POSCO	40,020	$11,823,045
Switzerland — 13.0%
Cie Financiere Richemont SA, Registered
Shares	219,331	22,314,744
Credit Suisse Group AG, Registered Shares (a)	845,467	26,803,533
Roche Holding AG	133,998	39,307,817
The Swatch Group AG, Bearer Shares	25,092	16,135,159

		104,561,253
Taiwan — 1.6%
MediaTek, Inc.	819,000	12,833,729
United Kingdom — 22.8%
AstraZeneca PLC	443,814	35,032,138
BG Group PLC	643,772	13,023,011
Carnival PLC	324,800	12,974,893
HSBC Holdings PLC	2,304,407	23,545,436
Imperial Tobacco Group PLC	726,107	31,378,136
ITV PLC	6,084,626	18,716,835
Liberty Global PLC, Series A (a)	304,614	12,129,729
Liberty Global PLC, Series C (a)	318,647	12,245,604
Rio Tinto PLC	230,442	12,528,547
SABMiller PLC	229,057	12,472,317

		184,046,646
United States — 0.8%
Veeco Instruments, Inc. (a)	186,168	6,882,631
Total Long-Term Investments (Cost — $664,590,566) — 94.5%		761,831,842

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	24,941,950	24,941,950

Time Deposits		Par (000)
United Kingdom — 0.1%
Wells Fargo Securities, LLC, 0.07%, 5/1/14	GBP	260	439,346
Total Short-Term Securities (Cost — $25,381,296) — 3.2%			25,381,296
Total Investments (Cost — $689,971,862*) — 97.7%			787,213,138
Other Assets Less Liabilities — 2.3%			18,795,337

Net Assets — 100.0%			$806,008,475

Portfolio Abbreviations
ADR American Depositary Receipts GBP British Pound	JPY Japanese Yen USD U.S. Dollar

See Notes to Financial Statements.

20	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Master International Portfolio

Notes to Schedule of Investments

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$692,582,490

Gross unrealized appreciation	$110,996,195
Gross unrealized depreciation	(16,365,547)

Net unrealized appreciation	$94,630,648

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Portfolio during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	12,736,069	12,205,881	24,941,950	$3,347
BlackRock Liquidity Series, LLC, Money Market Series	$4,655,500	$(4,655,500)	—	$45,022

(c)	Represents the current yield as of report date.

•	Forward foreign currency exchange contracts outstanding as of April 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	53,033,376	JPY	5,373,872,000	Deutsche Bank AG	6/05/14	$457,765

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014	21

Schedule of Investments (concluded)	BlackRock Master International Portfolio

The following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Austria	—	$13,221,116	—	$13,221,116
Belgium	—	27,414,159	—	27,414,159
Brazil	$10,108,254	—	—	10,108,254
Canada	19,899,491	—	—	19,899,491
Denmark	—	32,083,068	—	32,083,068
Finland	—	10,165,525	—	10,165,525
France	—	60,954,630	—	60,954,630
Hong Kong	—	9,197,762	—	9,197,762
India	—	15,450,657	—	15,450,657
Ireland	—	16,911,468	—	16,911,468
Israel	12,813,682	—	—	12,813,682
Italy	—	12,148,065	—	12,148,065
Japan	—	118,562,574	—	118,562,574
Luxembourg	—	12,833,304	—	12,833,304
Mexico	25,276,233	—	—	25,276,233
Netherlands	—	31,273,225	—	31,273,225
Russia	—	13,371,325	—	13,371,325
South Korea	—	11,823,045	—	11,823,045
Switzerland	22,314,744	82,246,509	—	104,561,253
Taiwan	—	12,833,729	—	12,833,729
United Kingdom	24,375,333	159,671,313	—	184,046,646
United States	6,882,631	—	—	6,882,631
Short-Term Securities:
Money Market Funds	24,941,950	—	—	24,941,950
Time Deposits	—	439,346	—	439,346
Total	$146,612,318	$640,600,820	—	$787,213,138

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$457,765	—	$457,765
[1] Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Portfolio values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2013, securities with a value of $17,016,606 were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of April 30, 2014. Therefore, these securities were transferred from Level 2 to Level 1 during the period October 31, 2013 to April 30, 2014.

See Notes to Financial Statements.

22	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014

Statement of Assets and Liabilities	BlackRock Master International Portfolio

April 30, 2014 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $665,029,912)	$762,271,188
Investments at value — affiliated (cost — $24,941,950)	24,941,950
Investments sold receivable	16,583,864
Unrealized appreciation on forward foreign currency exchange contracts	457,765
Dividends receivable — unaffiliated	3,619,529
Dividends receivable — affiliated	563
Securities lending income receivable — affiliated	26
Prepaid expenses	2,820

Total assets	807,877,705

Liabilities
Withdrawals payable to investors	1,055,478
Deferred foreign capital gain tax payable	258,335
Investment advisory fees payable	477,916
Other affiliates payable	2,650
Directors’ fees payable	2,127
Other accrued expenses payable	72,724

Total liabilities	1,869,230

Net Assets	$806,008,475

Net Assets Consist of
Investor’s capital	$708,243,830
Net unrealized appreciation/depreciation	97,764,645

Net Assets	$806,008,475

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014	23

Statement of Operations	BlackRock Master International Portfolio

Six Months Ended April 30, 2014 (Unaudited)

Investment Income
Dividends — unaffiliated	$10,104,512
Securities lending — affiliated — net	45,022
Other income — affiliated	26,220
Dividends — affiliated	3,347
Foreign taxes withheld	(763,144)

Total income	9,415,957

Expenses
Investment advisory	3,049,882
Accounting services	118,471
Custodian	99,905
Professional	24,372
Directors	13,792
Printing	1,758
Miscellaneous	11,201

Total expenses	3,319,381
Less fees waived by Manager	(6,833)

Total expenses after fees waived	3,312,548

Net investment income	6,103,409

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments	35,828,040
Foreign currency transactions	1,447,564

37,275,604

Net change in unrealized appreciation/depreciation on:
Investments (including $258,335 foreign capital gain tax)	(39,505,259)
Foreign currency translations	(965,551)

(40,470,810)

Total realized and unrealized loss	(3,195,206)

Net Increase in Net Assets Resulting from Operations	$2,908,203

See Notes to Financial Statements.

24	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014

Statements of Changes in Net Assets	BlackRock Master International Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Operations
Net investment income	$6,103,409	$16,147,095
Net realized gain	37,275,604	84,765,646
Net change in unrealized appreciation/depreciation	(40,470,810)	95,043,757

Net increase in net assets resulting from operations	2,908,203	195,956,498

Capital Transactions
Proceeds from contributions	95,805,530	282,212,831
Value of withdrawals	(195,862,304)	(284,601,451)

Net decrease in net assets derived from capital transactions	(100,056,774)	(2,388,620)

Net Assets
Total increase (decrease) in net assets	(97,148,571)	193,567,878
Beginning of period	903,157,046	709,589,168

End of period	$806,008,475	$903,157,046

Financial Highlights	BlackRock Master International Portfolio

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009

Total Investment Return
Total investment return	0.35%[1]	28.02%[2]	1.81%	(5.10)%	18.59%	33.94%

Ratios to Average Net Assets
Total expenses	0.79%[3]	0.78%	0.81%	0.85%	1.03%	1.11%

Total expenses after fees waived	0.79%[3]	0.78%	0.81%	0.85%	1.03%	1.11%

Net investment income	1.46%[3]	2.08%	1.50%	0.64%	0.54%	1.89%

Supplemental Data
Net assets, end of period (000)	$806,008	$903,157	$709,589	$832,964	$65,318	$66,975

Portfolio turnover	59%	128%	117%	156%	154%	178%

[1]	Aggregate total investment return.

[2]

Includes a payment from an affiliate to compensate for foregone securities lending revenue which impacted the Portfolio’s total return. Not including this payment, the Portfolio’s total return would have been 27.93%.

[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014	25

Notes to Financial Statements (Unaudited)	BlackRock Master International Portfolio

1. Organization:

BlackRock Master International Portfolio (the “Portfolio”), a series of BlackRock Master LLC (the “Master LLC”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Master LLC is organized as a Delaware limited liability company. The Limited Liability Company Agreement of the Master LLC permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

The Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio:

Valuation: U.S. GAAP defines fair value as the price the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Portfolio determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Portfolio for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

The Portfolio values its investments in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Portfolio may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Portfolio’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Portfolio’s books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Portfolio’s investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

26	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014

Notes to Financial Statements (continued)	BlackRock Master International Portfolio

The Portfolio does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Portfolio enters into certain investments (e.g., forward foreign currency exchange contracts) that would be “senior securities” for 1940 Act purposes, the Portfolio may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Portfolio’s future obligations under such investments or borrowings. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Income Taxes: The Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal tax provision is required.

Other: Expenses directly related to the Portfolio are charged to the Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Portfolio has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Securities Lending: The Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. During the term of the loan, the Portfolio earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. As of April 30, 2014, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Portfolio under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Portfolio can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Portfolio benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities lent. The Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014	27

Notes to Financial Statements (continued)	BlackRock Master International Portfolio

market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

4. Derivative Financial Instruments:

The Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Portfolio and/or to economically hedge its exposure to certain risks such as foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Forward Foreign Currency Exchange Contracts: The Portfolio enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Portfolio, help to manage the overall exposure to the currencies in which some of the investments held by the Portfolio are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

The following is a summary of the Portfolio’s derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of April 30, 2014
	Derivative Assets
	Statement of Assets and Liabilities Location	Value
Foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$457,765

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended April 30, 2014
Net Realized Gain From
Foreign currency exchange contracts:
Foreign currency transactions	$1,470,660
Net Change in Unrealized Appreciation/Depreciation on
Foreign currency exchange contracts:
Foreign currency translations	$(1,023,863)

For the six months ended April 30, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

Forward foreign currency exchange contracts:
Average number of contracts - USD purchased	1
Average US dollar amounts purchased	$26,516,688

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio.

In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

28	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014

Notes to Financial Statements (continued)	BlackRock Master International Portfolio

At April 30, 2014, the Portfolio’s derivative assets and liabilities (by type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$457,765	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	457,765	—

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$457,765	—

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Portfolio as of April 30, 2014:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[1]
Deutsche Bank AG	$457,765	—	—	—	$457,765

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Master LLC, on behalf of the Portfolio, entered into an Investment Advisory Agreement with the Manager, the Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Manager a monthly fee based on a percentage of the Portfolio’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
Not exceeding $500 Million	0.75%
In excess of $500 Million	0.70%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Portfolio’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by Manager in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Portfolio to the Manager.

For the six months ended April 30, 2014, the Portfolio reimbursed the Manager $4,581 for certain accounting services, which is included in accounting services in the Statement of Operations.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Portfolio, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Portfolio is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Portfolio.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Portfolio retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement effective February 1, 2014, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to the securities lending agreement effective February 1, 2014, the Portfolio retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in a calendar year exceeds the aggregate securities lending income earned across the Equity-Liquidity Complex through the lending of specials only securities in the calendar year 2013, the Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income. Prior to February 1, 2014, the Portfolio retained 65% of securities lending income and paid a fee to BIM equal to 35% of such income. The share of securities lending income earned by the Portfolio is

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014	29

Notes to Financial Statements (concluded)	BlackRock Master International Portfolio

shown as securities lending — affiliated — net in the Statement of Operations. For the six months ended April 30, 2014, the Fund paid BIM $23,291 for securities lending agent services.

The Portfolio recorded a payment from an affiliate to compensate for forgone securities lending revenue in the amount of $26,220, which is shown as other income — affiliated in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

6. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2014, were $483,626,155 and $598,118,574, respectively.

7. Bank Borrowings:

The Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Portfolio may borrow to fund shareholder redemptions. The agreement expires in April 2015. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Portfolio, can borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Portfolio did not borrow under the credit agreement during the six months ended April 30, 2014.

8. Geographic, Market and Credit Risk:

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolio manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Portfolio.

The Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Portfolio’s investments.

As of April 30, 2014, the Portfolio had the following industry classifications:

Industry	Percent of Long-Term Investments
Pharmaceuticals	16%
Banks	16%
Media	9%
Tobacco	7%
Oil, Gas & Consumable Fuels	6%
Beverages	5%
Textiles, Apparel & Luxury Goods	5%
Metals & Mining	5%
Electrical Equipment	5%
Other[1]	26%

[1]	All other industries held were each less than 5% of long-term investments.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

30	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director

Rodney D. Johnson, Co-Chairman of the Board and Director

Paul L. Audet, Director

David O. Beim, Director

Frank J. Fabozzi, Director

Henry Gabbay, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Ian A. MacKinnon, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

Brown Brothers Harriman & Co.

Boston, MA 02109

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Fund

100 Bellevue Parkway

Wilmington, DE 19809

Effective May 30, 2014, Brian Kindelan resigned as Chief Compliance Officer and Anti-Money Laundering Officer of the Fund and Charles Park became Chief Compliance Officer and Anti-Money Laundering Officer of the Fund. Mr. Park joined BlackRock in 2009 and is the current Chief Compliance Officer of BlackRock’s iShares exchange traded funds.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014	31

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for
e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling
(800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Portfolio voted proxies relating to securities held in the Fund’s/Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

32	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014	33

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short

Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000® Index Fund

BlackRock Science & Technology

Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock CoRI Funds

2015

2017

2019

2021

2023

BlackRock Emerging Markets Flexible Dynamic

Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income

Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

BlackRock Strategic Municipal

Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath® Active Portfolios		LifePath® Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

	LifePath® Portfolios
BlackRock Prepared Portfolios	Retirement	2040
Conservative Prepared Portfolio	2020	2045
Moderate Prepared Portfolio	2025	2050
Growth Prepared Portfolio	2030	2055
Aggressive Growth Prepared Portfolio	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

34	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2014

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

IF-04/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: July 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: July 1, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: July 1, 2014

3